Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
September 30, 2023

	Shares	Value	Ticker	Total Cost
Common Stocks - 98.26%

Aerospace & Defense - 3.63%
Vectrus, Inc.	98,333	5,079,883	VVX	$ 3,694,428
		5,079,883		3,694,428

Automobile Components - 1.55%
Phinia, Inc.	81,100	2,172,669	PHIN	$ 2,561,150
		2,172,669		2,561,150

Banks - 0.86%
First Internet Bancorp	38,760	628,300	INBK	$ 660,936
Northrim BanCorp, Inc.	14,569	577,224	NRIM	$ 705,481
		1,205,523		$ 1,366,417

Beverages - 1.66%
Primo Water Corp.	168,070	2,319,366	PRMW	$ 2,217,366
		2,319,366		$ 2,217,366

Building Products - 5.2%
Fortune Brands Innovations, Inc.	54,893	3,412,149	FBIN	$ 3,215,167
Masterbrand, Inc.	318,898	3,874,611	MBC	$ 2,493,097
		7,286,760		5,708,264

Capital Markets - 2.3%
Houlihan Lokey, Inc. Class A	13,976	1,497,109	HLI	$ 1,199,300
Perella Weinberg Partners	94,775	964,810	PWP	$ 680,537
Raymond James Financial, Inc.	7,593	762,565	RJF	$ 678,173
		3,224,484		$ 2,558,010

Commercial Services & Supplies - 2.03%
Ritchie Bros. Auctioneers, Inc.	27,990	1,749,375	RBA	$ 1,600,321
Thryv Holdings, Inc.	45,208	848,554	THRY	$ 1,265,615
Viad Corp.	9,340	244,708	VVI	$ 252,931
		2,842,637		3,118,867

Communication Equipment - 2.01%
IAC/InterActive Corp. (a)	55,981	2,820,883	IAC	$ 2,785,321
		2,820,883		$ 2,785,321

Construction & Engineering- 3.53%
APi Group Corp. (a) (c)	131,593	3,412,206	APG	$ 2,323,761
Arcosa, Inc.	21,309	1,532,117	ACA	$ 974,331
		4,944,324		$ 3,298,092

Construction Materials- 0.51%
KRC Materials, Inc.	14,636	714,676	KNF	$ 521,749
		714,676		$ 521,749

Distributors - 0.14%
Weyco Group, Inc	7,597	192,584	WEYS	$ 181,369
		192,584		$ 181,369

Diversified Financial Services - 3.44%
Cannae Holdings, Inc.	128,678	2,398,558	CNNE	$ 2,937,932
Jackson Financial, Inc.	50,029	1,912,108	JXN	$ 1,551,158
Voya Financial, Inc.	7,640	507,678	VOYA	$ 469,564
		4,818,344		4,958,654

Electric Utilities - 0.69%
Talen Energy Corp.	18,360	971,244	TLNE	$ 980,134
		971,244		$ 980,134

Electronic Equipment, Instruments & Comp - 2.34%
Vontier Corp.	106,050	3,279,066	VNT	$ 2,713,305
		3,279,066		$ 2,713,305

Energy Equipment & Services- 1.04%
ChampionX Holding Inc. (a)	41,081	1,463,305	CHX	$ 960,977
		1,463,305		$ 960,977

Entertainment- 2.67%
Lions Gate Entertainment-B	258,130	2,031,483	LGF.B.N	$ 1,897,273
Madison Square Garden Entertainment Corp.	52,130	1,715,598	MSGE	$ 1,648,792
		3,747,081		$ 3,546,065

Equity Real Estate Investment Trusts - 7.89%
Alpine Income Property Trust, Inc.	171,965	2,813,347	PINE	$ 3,000,092
CTO Realty Growth, Inc.	114,278	1,852,446	CTO	$ 2,002,728
Gaming and Leisure Properties, Inc.	31,826	1,449,674	GLPI	$ 1,146,478
Howard Hughes Holdings, Inc.	30,700	2,275,791	HHH	$ 2,156,304
Postal Realty Trust, Inc.	29,318	395,793	PSTL	$ 375,945
PotlatchDeltic Corp.	50,044	2,271,497	PCH	$ 2,168,728
		11,058,549		$ 10,850,275

Financial Services - 0.68%
Paysafe Ltd.	78,949	946,599	PSFE	$ 976,945
		946,599		$ 976,945

Food Products - 3.14%
Kellogg Company	38,150	2,270,307	K	$ 2,380,782
Nomad Foods Ltd.	77,933	1,186,140	NOMD.N	$ 1,235,793
Post Holdings, Inc.	7,080	607,039	POST	$ 599,316
Whole Earth Brands, Inc.	91,659	329,972	FREE	$ 244,071
		4,393,458		4,459,962

Gas Utilities - 0.84%
National Fuel Gas Co.	6,620	343,644	NFG	$ 349,514
RGC Resources, Inc.	29,003	501,752	RGCO	$ 567,155
UGI Corp.	14,660	337,180	UGI	$ 371,756
		1,182,576		1,288,425

Health Care Equipment & Supplies - 1.05%
Enovis Corp.	16,056	846,633	ENOV	$ 1,122,533
Utah Medical Products, Inc.	7,178	617,308	UTMD	$ 602,706
		1,463,941		$ 1,725,239

Health Care Providers & Services - 2.87%
Encompass Health Corporation	12,440	835,470	EHC	$ 622,458
Enhabit, Inc.	27,357	307,766	EHAB	$ 358,228
Henry Schein, Inc. (a)	30,284	2,248,587	HSIC	$ 1,961,778
The Pennant Group, Inc. (a)	56,342	627,086	PNTG	$ 706,849
		4,018,910		$ 3,649,313

Hotels, Restaurants, & Leisure - 6.02%
Aramark	55,630	1,930,361	ARMK	$ 2,114,566
Chuy's Holdings, Inc.	8,171	290,724	CHUY	$ 189,897
Golden Entertainment, Inc.	47,276	1,615,894	GDEN	$ 1,886,277
Inspired Entertainment, Inc.	71,598	856,312	INSE	$ 709,812
PlayAGS, Inc.	229,747	1,497,950	AGS	$ 1,423,155
Travel N Leisure Co.	27,432	1,007,577	TNL	$ 1,074,908
Wyndham Hotels & Resorts, Inc.	17,711	1,231,623	WH	$ 1,130,103
		8,430,442		8,528,718

Household Durables - 1.24%
Cavco Industries, Inc.	2,816	748,099	CVCO	$ 693,729
Hooker Furniture Corp.	26,792	521,104	HOFT	$ 406,048
Universal Electronics, Inc.	51,859	469,324	UEIC	$ 513,650
		1,738,527		1,613,428

Household Products - 1.56%
Spectrum Brands Holdings, Inc.	27,820	2,179,697	SPB	$ 2,010,167
		2,179,697		$ 2,010,167

IT Services - 2.43%
Concentrix Corp.	10,450	837,150	CNXC	$ 899,386
Kyndryl Holding, Inc.	169,551	2,560,220	KD.N	$ 2,352,872
		3,397,370		3,252,258

Independent Power and Renewable - 2.12%
Vistra Energy Corp.	89,338	2,964,235	VST	$ 2,085,700
		2,964,235		$ 2,085,700

Insurance - 1.72%
F&G Annuities & Life, Inc.	85,891	2,410,101	FG	$ 1,724,964
		2,410,101		$ 1,724,964

Life Sciences Tools & Services - 0.96%
Charles River Laboratories International, Inc.	6,855	1,343,443	CRL	$ 1,340,286
		1,343,443		$ 1,340,286

Machinery - 8.22%
Crane Holdings Co/	31,347	2,784,867	CR	$ 2,417,767
Crane Holdings Co.	78,484	4,361,356	CXT.N	$ 3,247,055
ESAB Corp.	18,518	1,300,334	ESAB	$ 974,864
John Bean Technologies Corp.	9,600	1,009,344	JBT	$ 937,467
Mayville Engineering Company, Inc.	62,306	683,497	MEC	$ 769,526
The Gorman-Rupp Company	41,830	1,376,207	GRC	$ 1,028,252
		11,515,605		9,374,930

Media - 3.81%
Advantage Solutions, Inc.	255,710	726,216	ADV	$ 637,112
Liberty Braves Series C (a)	50,835	1,816,335	BATRK	$ 1,239,316
Liberty SiriusXM Series C (a)	96,140	2,447,724	LSXMK	$ 2,302,850
National CineMedia, Inc.	77,540	348,155	NCMI	$ 363,652
		5,338,430		$ 4,542,929

Multi-Utilities- 3.43%
MDU Resources Group, Inc.	245,396	4,804,854	MDU	$ 4,951,042
		4,804,854		4,951,042

Oil, Gas & Consumable Fuels- 6.17%
Chesapeake Energy Corp.	33,469	2,886,032	CHK	$ 2,769,759
DT Midstream, Inc.	82,717	4,377,384	DTM	$ 3,898,273
Vitesse Energy, Inc.	60,576	1,386,585	VTS	$ 1,419,369
		8,650,000		8,087,400

Pharmaceuticals - 0.71%
Organon & Co.	57,520	998,547	OGN	$ 1,535,873
		998,547		$ 1,535,873

Professional Services - 1.75%
Alight, Inc. Class A	346,560	2,457,110	ALIT	$ 3,242,749
		2,457,110		$ 3,242,749

Services - 0.69%
Liberty Latin America Ltd.	118,910	970,306	LILAK	$ 1,023,650
		970,306		$ 1,023,650

Software - 0.2%
Consensus Cloud Solutions, Inc.	10,877	273,883	CCSI	$ 410,437
		273,883		$ 410,437

Specialty Retail - 0.81%
Citi Trends, Inc.	12,590	279,750	CTRN	$ 299,246
PetMed Express, Inc.	30,200	309,550	PETS	$ 362,159
The Children's Place, Inc.	20,430	552,223	PLCE	$ 523,742
		1,141,523		1,185,147

Technology Harware, Storage & Peripheral - 2.67%
Diebold Nixdorf Inc.	29,347	555,832	DBD	$ 601,587
NCR Corp.	117,926	3,180,464	NCR	$ 2,804,667
		3,736,296		3,406,253

Textiles, Apparel & Luxury Goods - 0.59%
Kontoor Brands, Inc.	11,542	506,809	KTB	$ 418,300
Rocky Brands, Inc	21,599	317,505	RCKY	$ 458,311
		824,315		$ 876,611

Thrifts & Mortgage Finance - 1.81%
Federal Agricultural Mortgage Corp.	16,455	2,539,007	AGM	$ 1,757,828
		2,539,007		$ 1,757,828

Trading Companies & Distributors - 1.27%
Distribution Solutions Group, Inc.	68,612	1,783,912	DSGR	$ 1,522,158
		1,783,912		$ 1,522,158

TOTAL COMMON STOCKS (Cost $126,592,850)		137,644,463		126,592,850

Money Market Funds - 2.11%
First American Funds Government Obligation Class Y 4.94% (b)	2,960,476	2,960,476	FGVXX	$ 2,960,476
		2,960,476		$ 2,960,476

TOTAL MONEY MARKET FUNDS (Cost $2,960,476)		2,960,476		$ 2,960,476

TOTAL INVESTMENTS (Cost $129,553,326) 100.37%		140,604,939	100.37%	$ 129,553,326

Liabilities In Excess of Other Assets - -0.38%		(537,798)		-0.38%

TOTAL NET ASSETS - 100.00%		$ 140,081,139		99.99%

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 29, 2023.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund's assets carried at fair value:

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 140,604,939.35	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 140,604,939.35	- 0 -